Basis of Presentation	6 Months Ended
Jun. 30, 2019
Basis of Presentation [Abstract]
Basis of Presentation

Note 2 - Basis of Presentation

a.

Statement of Compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard ("IAS") 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as of and for the year ended December 31, 2018 (the "Annual Financial Statements").

These condensed consolidated interim financial statements as at and for the six months ended 30 June, 2019 were authorized for issuance by the Company's Board of Directors on September XX, 2019.

b.

Use of Estimates and Judgments

The preparation of financial statements in conformity with International Financial Reporting Standards ("IFRS") requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Except as described below and in addition to the significant estimations and judgements as mentioned in Note 3, the significant judgments made by management in applying the Group's accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the Annual Financial Statements.

Estimate/judgment	Principal assumptions	Possible effects
Determining the fair value of rights to purchase and warrants	The fair value of the rights to purchase and warrants is determined by using the Black-Scholes model (see note 6).	An increase or decrease in the amounts allocated to the financial liabilities and equity and an increase or decrease in financing expenses.

c.	Reclassification

In its annual financial statements for the year ended December 31, 2018, the Company changed the equity presentation in the Consolidated Statements of Financial Position. In order to simplify presentation, warrants, capital reserves for share based payments and from transactions with controlling shareholders, were consolidated into the share premium section. This classification did not have any effect on the total equity.

Comparative figures as of June 30, 2018, have been reclassified accordingly.